DEBT INSTRUMENTS IN ISSUE	6 Months Ended
Jun. 30, 2024
DEBT INSTRUMENTS IN ISSUE.
DEBT INSTRUMENTS IN ISSUE
NOTE 13. DEBT INSTRUMENTS IN ISSUE
Duly authorized by the authority in each country bonds have been issued as follows:
As of June 30, 2024

Issuer	Currency		Face value (1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	3,627,966	3,647,807	9.81%-14.38%
Bancolombia S.A. (2)(3)(4)	Foreign	USD	2,061,981	8,440,422	3.02%-8.82%
Banistmo S.A. (5)	Foreign	USD	691,644	2,909,578	3.00%-6.35%
Banco Agrícola S.A. (6)	Foreign	USD	169,950	705,043	5.60%-7.66%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	54,146	235,942	4.80%-5.50%
Bancolombia Panamá S.A.	Foreign	USD	38,486	166,837	4.80%-6.10%
Grupo Agromercantil Holding S.A.	Foreign	USD	493	2,045	0.25%-7.25%

Total debt instruments in issue				16,107,674

(1)	Face value is in US dollar for foreign currency bonds.
(2)	See Note 13.1. Issue of Bancolombia S.A. subordinary bonds.
(3)	See Note 13.2. Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A..
(4)	As of June 2024, USD 1,124,613 were designated as net investment coverage abroad. See Note 5.2. Derivative financial instruments- Hedges of a net asset in a foreign operation.
(5)	See Note 13.3. Issue of Banistmo S.A. ordinary bonds.
(6)	See Note 13.4. Issue of Banco Agrícola S.A. ordinary bonds.

As of December 31, 2023

Issuer	Currency		Face value (1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	4,029,882	4,097,727	12.87%-21.06%
Bancolombia S.A. (2)	Foreign	USD	1,832,534	6,861,098	3.02%-7.03%
Banistmo S.A. (3)	Foreign	USD	679,395	2,626,235	3.00%-6.25%
Banco Agrícola S.A. (4)	Foreign	USD	162,700	623,568	5.58%-7.57%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	69,648	276,451	5.05%-5.50%
Bancolombia Panamá S.A.	Foreign	USD	44,924	176,376	4.70%-6.10%
Grupo Agromercantil Holding S.A.	Foreign	USD	555	2,121	0.25%-7.25%

Total debt instruments in issue				14,663,576

(1)	Face value is in US dollar for foreign currency bonds.
(2)	As of December 31, 2023, USD 1,392,034 were designated as net investment coverage abroad. See Note 5.2. Derivative financial instruments- Hedges of a net asset in a foreign operation.
(3)	See Note 13.3. Issue of Banistmo S.A. ordinary bonds.
(4)	See Note 13.4. Issue of Banco Agrícola S.A. ordinary bonds.
13.1. Issue of Bancolombia S.A. subordinated bonds.
On June 24, 2024, the Bank issued Subordinated Bonds for USD 800,000,000, maturing in 2034, which have an early redemption option that can be exercised after five years from the date of issuance and a coupon of 8.625%. Payable semi-annually on December 24 and June 24 of each year, beginning on December 24, 2024.
13.2. Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A.
On June 24, 2024, the Bank carried out a debt management operation offering the market a repurchase of the bonds maturing in 2025 and 2027 for USD 267,421 and USD 283,632, respectively.
13.3 Issue of Banistmo S.A. ordinary bonds.
Banistmo S.A., a subsidiary of the Bank issued in 2024 bonds under the Revolving Bond Program, totaling USD 10,100 with a term of 1 year each and rates of 6.35%. In the year 2023 issued bonds under the Revolving Bond Program, totaling USD 58,062 with a term of 1 year each and rates between 6% and 6.25%.
13.4. Issue of Banco Agrícola S.A. ordinary bonds.
Banco Agrícola a subsidiary of the Bank issued ordinary bonds in 2024 for USD 7,250 with rates from 7.00% to 7.05% and terms from 1 year to 1.5 years. In the year 2023 issued ordinary bonds for USD 77,700 with rates from 6.68% to 7.25% and terms from 1.5 years to 8 years.
For information related to the disclosures of fair value of the debt securities in issue, see Note 22 Fair value of assets and liabilities.
As of June 30, 2024 and 2023, there were no financial covenants linked to the aforementioned securities in issue, except for some financial covenants related to the Banistmo S.A. social gender private placement bond. None of these covenants had been breached nor were the related obligations past due.